Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business combinations and goodwill
(a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments (“IFRS 9”), is measured at fair value with the changes in fair value recognised in the consolidated statement of profit (loss) and other comprehensive income.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests) and any previous interest held over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in the consolidated statement of profit (loss) and other comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Investments in associates
(b)	Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associate are accounted for using the equity method.

Under the equity method, the investment in an associate is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

The consolidated statement of profit (loss) and other comprehensive income reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI movements. In addition, when there has been a change recognised directly in the equity of the associate, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the consolidated statement of profit (loss) and other comprehensive income outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate.

The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognise an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment in associate and its carrying value, and then recognises the loss as ‘Share of profit (loss) of associates’ in the consolidated statement of profit (loss) and other comprehensive income.

Upon loss of significant influence over the associate, the Group measures and recognises any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognised in the consolidated statement of profit (loss) and other comprehensive income.

Current versus non-current classification
(c)	Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is:

•	Expected to be realised or intended to be sold or consumed in the normal operating cycle;

•	Held primarily for the purpose of trading;

•	Expected to be realised within twelve months after the reporting period; or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;

•	It is held primarily for the purpose of trading;

•	It is due to be settled within twelve months after the reporting period; or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Fair value measurement
(d)	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities;

•	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

•	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognised in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Revenue from contracts with customers
(e)	Revenue from contracts with customers

Revenue from contracts with customers is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

Revenue from contracts with customers is inflows from sales of goods that constitute ongoing major operations of the Group and is reported as such in the consolidated statement of profit (loss) and other comprehensive income. Inflows from incidental and peripheral operations, net of related costs, are considered gains and are included in other operating income and other income in the consolidated statement of profit (loss) and other comprehensive income.

The following criteria are also applicable to other specific revenue transactions from contracts with customers:

Sales of goods and rendering services

Revenue from the sale of goods and rendering services is recognised when (or as) the Group satisfies a performance obligation by transferring promised goods and services to a customer. An asset is transferred when (or as) the customer obtains control of the asset. The Group is engaged into contracts for sales of goods which include transportation and freight services. In these contracts the Group accounts for two separate performance obligations: the obligation to provide goods to the customer and the obligation to arrange the delivery (transportation, freight) of goods to the customer. Revenue is recognised at a point of time when control over the goods passes to the customer (at the loading port, place or after delivery to the first carrier). Revenue related to freight and transportation component is recognised over time as the service is rendered. Revenue from the sale of goods and rendering services is measured at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services, net of returns and allowances, trade discounts, associated sales taxes (VAT) and export duties.

Certain contracts are provisionally priced so that price is not settled until the final price based on the market price for the relevant period is determined. Revenue from these transactions is initially recognised based on related coal market indices. An adjustment to the final price on provisionally priced contracts is recorded in revenue.

Sales of power

In the Power segment (Note 26), revenue is recognised based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Variable consideration

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer.

Some contracts with customers provide a right of return, trade discounts or volume rebates. IFRS 15 Revenue from Contracts with customers (“IFRS 15”) requires the estimated variable consideration to be constrained to prevent over-recognition of revenue. The application of the constraint does not result in more revenue being deferred than under previous IFRS.

Significant financing component

The Group decided to use the practical expedient provided in IFRS 15, which allows not to adjust the promised amount of consideration for the effects of a significant financing component in the contracts where the Group expects, at contract inception, that the period between the Group’s transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Warranty obligations

The Group provides warranties to its customers under the Russian Federation Law requirements. These warranties represent assurance type warranties and do not require to provide any additional service to the Group’s customers. This type of warranties is accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”), consistent with its current practice.

Trade receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 3 (n).

The disclosure of significant accounting judgements relating to revenue from contracts with customers is provided in Note 3 (u).

Taxes
(f)	Taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Uncertain tax positions

The Group’s policy is to comply fully with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group’s subsidiaries will be subject to a review or audit by the relevant tax authorities. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions. Such uncertain tax positions are accounted for in accordance with IAS 12 Income Taxes (“IAS 12”) and IAS 37. The Group applies single most likely outcome method of uncertain tax positions estimation.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognised for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognised outside profit or loss is recognised in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognised subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognised in profit or loss.

Foreign currencies
(g)	Foreign currencies

The Group’s consolidated financial statements are presented in Russian rubles to comply with the Law 208-FZ. Russian ruble is also the parent company’s functional currency.

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currencies of the main Russian and European subsidiaries of the Group are the Russian ruble and euro, respectively. The U.S. dollar is the functional currency of other main international operations of the Group. The Group uses the direct method of consolidation and on disposal of a foreign operation; the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

(i)	Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency exchange rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rates as of the reporting date. Differences arising on settlement or translation of monetary items are recognised in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Exchange rates* at			Average exchange rates* for the year ended
Currency	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
U.S. dollar	69.47	57.60	60.66	62.71	58.35	67.03
Euro	79.46	68.87	63.81	73.95	65.90	74.23

(*)	Exchange rates shown in Russian rubles for one currency unit.

The majority of the balances and operations not already denominated in the presentation currency were denominated in the U.S. dollar and euro. The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of the Russian Federation (“CBR”) and are generally considered to be a reasonable approximation of market rates.

(ii)	Group companies

On consolidation, the assets and liabilities of foreign operations are translated into rubles at the rate of exchange prevailing at the reporting date and their statements of profit (loss) and other comprehensive income are translated at the average exchange rate for the period. The exchange differences arising on translation for consolidation are recognised in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognised in profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the exchange rate as of the reporting date.

Non-current assets held for sale and discontinued operations
(h)	Non-current assets held for sale and discontinued operations

The Group classifies non-current assets (or disposal group) as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Such non-current assets (or disposal group) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups). For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset (or disposal group), and an active program to locate a buyer and complete the plan must have been initiated.

Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;

•	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit (loss) and other comprehensive income.

Mineral licenses
(i)	Mineral licenses

The Group’s mining segment production activities are located within Russia. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. Mining minerals requires a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2037, with the most significant licenses expiring between 2020 and 2033, and management believes that they may be extended at the initiative of the Group without substantial cost as it happened in the past. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates.

Mineral licenses acquired separately are measured on initial recognition at cost. The cost of mineral licenses acquired in a business combination is their fair value at the date of acquisition. Mineral licenses are amortised under a unit of production basis over proved and probable reserves of the relevant area.

In order to calculate proved and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proved and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available.

The Group established a policy according to which internal mining engineers review proved and probable reserves annually. This policy does not change the Group’s approach to the measurement of proved and probable reserves as of their acquisition dates as part of business combinations that involve independent mining engineers. The Group’s proved and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement and purchase accounting effects. Reduction in carrying values of the mineral licenses is included in the depletion charge for the period within the Cost of sales in the consolidated statement of profit (loss) and other comprehensive income. No residual value is assumed in the mineral license valuation.

Property, plant and equipment
(j)	Property, plant and equipment

Property, plant and equipment and construction in progress are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation provision, and, for qualifying assets (where relevant), borrowing costs and other costs incurred in connection with the borrowings. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognised in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. Where a separately depreciated asset, or part of an asset, is replaced, the expenditure is capitalised. Where part of the asset was not separately considered as a component and therefore not depreciated separately, the replacement value adjusted for prices inflation is used to estimate the carrying amount of the replaced asset(s) which is immediately written off. All other repair and maintenance costs are recognised in the consolidated statement of profit (loss) and other comprehensive income as incurred.

The capitalised value of a finance lease is also included in property, plant and equipment. The present value of the expected cost for the rehabilitation of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met.

Inventories planned to be used for construction and spare parts with useful lives over one year are recorded within property, plant and equipment.

Mining assets and processing plant and equipment

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction.

Items of production mines are stated at cost, less accumulated depreciation and accumulated impairment losses, if any.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense subject to allocation to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of identified proved and probable reserves. Once the legal right to explore has been acquired, exploration and evaluation expenditure is charged to profit or loss as incurred, unless the Group concludes that a future economic benefit is more likely than not to be realized.

As part of its surface mining operations, the Group incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred in the development phase of a mine, before the production phase commences, are capitalized as part of cost of constructing the mine. In general case, the capitalization of development stripping costs ceases when the mine is commissioned and ready for use as intended by management. Stripping costs undertaken during the production phase of mine are charged to profit and loss as cost of sales as incurred.

In some cases, the further development of a mine may require stripping operations, equivalent by scale to those that were incurred in the development phase of a mine. In such cases, production stripping costs are capitalized similarly to the capitalization of costs during the development phase of a mine.

Stripping costs incurred in the production phase are capitalized, if all of the following criteria according to IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine are satisfied:

(a)	it is probable that the future economic benefit associated with the stripping activity will flow to the entity;

(b)	the entity can identify the component of the ore body for which access has been improved;

(c)	the costs relating to the stripping activity associated with that component can be measured reliably.

When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proved and probable mineral reserves that are expected to be mined during the estimated lives of the mines. Capitalized production stripping costs are also depleted using the unit-of-production method on a basis consistent with the mine production and reserves to which they relate. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocated material and manufacturing direct overhead costs. When construction activities are performed over an extended period, borrowing costs incurred in connection with the borrowing of funds are capitalized. Construction-in-progressand equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

Property, plant and equipment are depreciated using the straight-line method, apart from railway of the Elga coal deposit which is depreciated using the units of production method as discussed in (u) Significant accounting judgements, estimates and assumptions). Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the consolidated statement of financial position and any gain or loss is included in the consolidated statement of profit (loss) and other comprehensive income.

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Leases
(k)	Leases

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalised at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in finance costs in the consolidated statement of profit (loss) and other comprehensive income.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognised as an operating expense in the consolidated statement of profit (loss) and other comprehensive income on a straight-line basis over the lease term.

Borrowing costs
(l)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale (a qualifying asset) are capitalised as part of the cost of the respective asset. Borrowing costs consist of interest including exchange differences arising from foreign currency borrowings and other costs that an entity incurs in connection with the borrowing of funds.

Where funds are borrowed specifically to finance a project, the amount capitalised represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalised is calculated using a weighted average of rates applicable to relevant general borrowings of the Group during the period.

According to IAS 23 Borrowing Costs (“IAS 23”), borrowing costs may include exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. Foreign exchange differences on borrowings directly attributable to the acquisition, construction or production of a qualifying asset are considered by the Group to be eligible for capitalization in the amount of difference between actual amount of interest costs and potential amount of interest costs calculated using a weighted average of rates applicable to ruble-nominated borrowings of the Group during the period. All other borrowing costs are recognised in the consolidated statement of profit (loss) and other comprehensive income in the period in which they are incurred.

Intangible assets
(m)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and accumulated impairment losses.

Intangible assets with determinable useful lives are amortised using the straight-line method over their estimated period of benefit, ranging from two to twenty five years.

Financial instruments - initial recognition and subsequent measurement
(n)	Financial instruments — initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 (Note 3 (e)).

In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

•	Financial assets at amortised cost;

•	Financial assets at fair value through OCI;

•	Financial assets at fair value through profit or loss.

Financial assets at amortised cost

This category of financial assets is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

This category generally applies to trade and other receivables excluding trade receivables on provisionally priced contracts.

Financial assets at fair value through OCI

The Group measures financial assets at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For financial assets at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the consolidated statement of profit (loss) and other comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition of financial assets represented by debt instruments at fair value through OCI the cumulative fair value change recognised in OCI is recycled to profit or loss in opposite to equity instruments at fair value through OCI with the cumulative fair value change remained in OCI.

The Group has no instruments measured at fair value through OCI.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Trade receivables on provisionally priced contracts are measured at fair value through profit or loss. Trade receivables on provisionally priced contracts are remeasured at each reporting date based on the market price for the relevant period.

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognised in the consolidated statement of profit (loss) and other comprehensive income.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired; or

•

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Allowance for expected credit losses of financial assets

Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Financial assets — Note 11.

•	Trade and other receivables — Note 13.

Allowance for expected credit losses is recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, expected credit losses are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month expected credit losses). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime expected credit losses).

For purposes of measuring probability of default, the Group defines default as a situation when the exposure meets one or more of the following criteria:

•	the customer is more than 90 days past due on its contractual payments;

•	international rating agencies have classified the customer in the default rating class;

•	the customer meets the unlikeliness-to-pay criteria listed below:

•	the customer is insolvent;

•	the customer is in breach of financial covenants; and

•	it is becoming likely that the customer will enter bankruptcy.

For trade receivables and contract assets, the Group applies a simplified approach in calculating expected credit losses. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime expected credit losses at each reporting date.

To estimate the allowance for expected credit losses for trade and other receivables the Group applied 2-dimension model. For individual significant balances with specific characteristics the individual allowance rates were applied based on the historical experience of relationships with those counterparties, individual analysis of their current financial position and forward-looking factors specific to the debtors and the economic environment. For all other balances which are similar by the nature the standard simplified approach was applied with the use of a provision matrix based on the Group’s historical credit loss experience adjusted for forward-looking information. The provision rates are based on days past due for groupings of various homogeneous counterparties. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analysed.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 11.2. The Group does not hold collateral as security.

Allowance for expected credit losses on cash and cash equivalents is calculated based on the 12-month expected loss basis and reflects the short maturities of the exposures.

(ii)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives.

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, financial guarantee contracts and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. Gains or losses on liabilities held for trading are recognised in the consolidated statement of profit (loss) and other comprehensive income.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Loans and borrowings

This is the category most relevant to the Group. After initial recognition, loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process. Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the consolidated statement of profit (loss) and other comprehensive income. This category generally applies to loans and borrowings (Note 11).

Put options written on non-controlling interests

The Group initially measures a financial liability at the present value of the redemption amount in the parent’s consolidated financial statements for written puts on non-controlling interests, therefore, when the Group grants non-controlling interests a put option to sell part or all of their interests in a subsidiary during a certain period, on the date of grant, the non-controlling interests are classified as a financial liability. The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option. The respective finance cost is recognised in the consolidated statement of profit (loss) and other comprehensive income within finance costs.

Call options written on preferred shares

In the consolidated financial statements the Group initially measures a financial liability for call options granted in respect of preferred shares at fair value. Determining the fair value of the call options at the recognition date is subject to judgment. The Group calculated the fair value of call options using mix of the Black-Scholes option pricing model and model of Asian options. The models require input of assumptions, including expected volatility, expected term, risk-free interest rate and dividend yield and other subjective assumptions. The Group remeasures the financial liability at the end of each reporting period at fair value. The respective finance cost or income is recognised in the consolidated statement of profit (loss) and other comprehensive income within finance costs or finance income.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in the consolidated statement of profit (loss) and other comprehensive income.

(iii)	Interest income

For all financial instruments measured at amortised cost interest income is recorded using the EIR. The EIR is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income is included in finance income in the consolidated statement of profit (loss) and other comprehensive income.

Derivative financial instruments
(o)	Derivative financial instruments

The Group uses derivative financial instruments, such as cross currency swap and cross currency option. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

For the year ended December 31, 2018, 2017 and 2016, the Group did not have any derivatives designated as hedging instruments.

Inventories
(p)	Inventories

Inventories are measured at the lower of cost or net realisable value. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and selling expenses.

The cost of inventories is determined under the weighted average cost method, and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal and iron ore inventory costs include direct labor, supplies, depreciation of equipment and mining assets, and amortisation of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Impairment of non-current assets
(q)	Impairment of non-current assets

Further disclosures relating to impairment of non-current assets are also provided in the following notes:

•	Intangible assets — Note 17.

•	Impairment of goodwill and other non-current assets — Note 18.

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The Group’s CGUs represent single entities with one component of business in each case.

In assessing value in use, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs, as well as capital expenditures and working capital requirements during the forecasted period. The estimated future cash flows expected to be generated by the asset, when the quoted market prices are not available, are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. In determining fair value less costs of disposal, recent market transactions are taken into account.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

For CGUs involved in mining activity future cash flows include estimates of recoverable minerals that will be obtained from proved and probable reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers.

Impairment losses of continuing operations are recognised in the consolidated statement of profit (loss) and other comprehensive income.

For impaired assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of profit (loss) and other comprehensive income unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

Goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognised. Impairment losses relating to goodwill cannot be reversed in future periods.

Cash and cash equivalents
(r)	Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand and short-term deposits with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

Provisions
(s)	Provisions

General

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, including legal or tax proceedings’ obligations, and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the consolidated statement of profit (loss) and other comprehensive income, net of any reimbursment.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognised as a finance cost.

Rehabilitation provision

Mine rehabilitation costs will be incurred by the Group either while operating, or at the end of the operating life of the Group’s facilities and mine properties. The Group assesses its mine rehabilitation provision at each reporting date. The Group recognises a rehabilitation provision where it has a legal and constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of obligation can be made. The nature of these restoration activities includes: dismantling and removing structures; rehabilitating mines and tailings dams; dismantling operating facilities; closing plant and waste sites; and restoring, reclaiming and revegetating affected areas.

The obligation generally arises when the asset is installed or the ground/environment is disturbed at the mining operation’s location. When the liability is initially recognised, the present value of the estimated costs is capitalised by increasing the carrying amount of the related mining assets to the extent that it was incurred as a result of the development/construction of the mine.

Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation provision and a corresponding adjustment to the asset to which it relates, if the initial estimate was originally recognised as part of an asset measured in accordance with IAS 16 Property, Plant and Equipment (“IAS 16”).

Any reduction in the rehabilitation provision and, therefore, any deduction from the asset to which it relates, may not exceed the carrying amount of that asset. If it does, any excess over the carrying value is taken immediately to the consolidated statement of profit (loss) and other comprehensive income.

Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognised in the consolidated statement of profit (loss) and other comprehensive income as part of finance costs.

For closed sites, changes to estimated rehabilitation costs are recognised immediately in the consolidated statement of profit (loss) and other comprehensive income.

Environmental expenditures and liabilities

Environmental expenditures that relate to current or future revenues are expensed or capitalised as appropriate. Expenditures that relate to an existing condition caused by past operations and do not contribute to current or future earnings are expensed. Liabilities for environmental costs are recognised when a clean-up is probable and the associated costs can be reliably estimated. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites. The amount recognised is the best estimate of the expenditure required. Where the liability will not be settled for a number of years, the amount recognised is the present value of the estimated future expenditure.

Pensions and other post-employment benefits
(t)	Pensions and other post-employment benefits

Defined benefit pension and other post-retirement plans

The Group has a number of defined benefit pension plans and other long-term benefits that cover the majority of production employees.

Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans and other long-term benefits using the projected unit credit method. Under this method, the cost of providing pensions is charged to the consolidated statement of profit (loss) and other comprehensive income, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans and other long-term benefits is calculated separately for each defined benefit plan and other long-term benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the yearend on highly rated long-term bonds.

Where there is a change in actuarial assumptions, the resulting actuarial gains and losses are recognised directly in other comprehensive income.

For unfunded plans, the Group recognises a pension liability, which is equal to the projected benefit obligation. For funded plans, the Group offsets the fair value of the plan assets with the projected benefit obligations and recognises the net amount of pension liability. The market value of plan assets is measured at each reporting date.

State pension fund

The Group’s Russian companies are legally obligated to make defined contributions to the Russian Pension Fund at the rate of 10% from employee’s annual income over RUB 1 million and at the rate of 22% from employee’s annual income not exceeding RUB 1 million, managed within the framework of the social security scheme of the Russian Federation (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian Pension Fund relating to defined contribution plans are charged to income in the year, to which they relate and are recognized within social security costs (Note 25.2).

Significant accounting judgments, estimates and assumptions
(u)	Significant accounting judgments, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the amounts of revenues and expenses recognised during the reporting period. Estimates and assumptions are continually evaluated and are based on the Group’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results could differ from those estimates. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amount recognised in the consolidated financial statements.

Capitalization of interest related to the Elga coal deposit and railway construction

In 2013 and 2014, Elgaugol OOO (“Elgaugol”) and the Russian State Corporation “Bank for Development and Foreign Economic Affairs” (“VEB”) signed credit agreements for financing of the Elga coal project approved by the VEB’s Supervisory Board in September 2013. The use of proceeds under these facilities is limited to the development of the Elga coal project. Borrowing costs under these VEB facilities that are directly attributable to the construction of the Elga coal project are capitalized. Borrowing costs consist of interest including exchange differences arising from revaluation of foreign currency borrowings and other costs that the Group incurs in connection with the debt servicing.

Railway depreciation method

In 2015, the Group commenced to depreciate the railway of the Elga coal deposit using units of production method. In applying the units of production method, depreciation is normally calculated based on produced and delivered tonnes in the period as a percentage of total expected tonnes to be produced and delivered in current and future periods over the Elga coal deposit life cycle. The Group’s analysis has shown that the consumption of the economic benefits of the asset is linked to production and delivery of coal. The Group assesses the total or ultimate railway capacity in tonnes at least at each financial year end and, if expectations differ from previous estimates, the changes will be accounted for as a change in an accounting estimate in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”).

DEMP property complex

On June 25, 2016, by the decree of the Council of Ministers of the self-proclaimed People’s Republic of Donetsk, the State Enterprise “Yuzovsky metallurgical plant” was established on the basis of the property complex of the Group’s subsidiary Donetsk Electrometallurgical Plant (“DEMP”). The Group’s ability to manage and control the assets of the DEMP property complex is restricted by this decree. The Group concluded that the assets included in the DEMP’s property complex do not meet the recognition criteria and derecognised these assets in the consolidated financial statements. The DEMP’s assets were fully impaired based on the results of impairment tests as of January 1, 2014 and December 31, 2014 due to conservation of production since 2013. The loss of control over the assets of nil carrying value has no impact on the financial result for the year ended December 31, 2016, 2017 and 2018.

Principal vs agent arrangements

Revenue is recognised when a customer obtains control over the goods or services. Determining the timing of the transfer of control — at a point in time or over time — requires judgement. The Group is engaged into contracts which include transportation and freight services. Under certain agreements, the Group is responsible for providing shipping services after the date at which control over the goods passes to the customer at the loading port or place. Freight and transportation services are required to be accounted for as separate performance obligations with revenue recognised over time as the service is rendered. The Group has concluded that it acts as a principal when it is primarily responsible for fulfilling the promise to provide transportation services and as an agent when it is not primarily responsible for fulfilling the promise to provide transportation services. As a result, for operations when the Group acts as a principal the amounts of transportation costs and freight services, which are included in the transaction price and incurred by the Group in fulfilling its performance obligations shall be recorded as revenue and recognised over time as the obligation is fulfilled. For agent services related to transportation of goods sold, when cost of transportation is included into the goods price, the revenue and selling expenses are recognised on a net basis.

Taxation

The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. The Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Russian tax authorities take assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of the taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during thethree-year period.

In the event that a taxpayer submits a revised tax declaration in which the stated amount of tax is less than the amount previously declared, tax audit of a taxpayer may be performed, but only with the respect to the changes in the tax declaration.

In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on their worldwide income. In the most jurisdictions agreements to avoid double taxation were signed with other jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located.

The Russian transfer pricing legislation, which came into force on January 1, 2012, allows the Russian tax authority to apply transfer pricing adjustments and impose additional profits tax liabilities in respect of all “controlled” transactions if the transaction price differs from the market level of prices. The list of “controlled” transactions includes transactions performed with related parties and certain types of cross-border transactions. For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds RUB 1,000 million since 2014.

In order to support the level of prices applied for the “controlled” transactions the Group should provide evidence that prices of “controlled” transactions are based on market prices and to prepare the reports for submission to the Russian tax authorities. Otherwise, the Russian tax authorities have the right to challenge the prices determined by the Group for such transactions and to charge additional taxes, penalties and fines. In cases where the domestic transaction resulted in an accrual of additional tax liabilities for one party, another party could correspondingly adjust its profit tax liabilities according to the special notification issued by the authorized body in due course. Special transfer pricing rules apply to transactions with securities and derivatives.

Due to the uncertainty and absence of current practice of application of the current Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions and accrue additional tax liabilities unless the Group is able to demonstrate the use of market prices with respect to the “controlled” transactions, and that there has been proper reporting to the Russian tax authorities, supported by appropriate available transfer pricing documentation.

The Group believes that it uses the market prices in “controlled” transactions and does not expect any claims of tax authorities related to the prices used in such transactions. However, due to the uncertainty and limited practice of the Russian legislation in the area of transfer pricing relevant tax claims may be raised and the respective effect is currently impossible to estimate.

In addition, in November 2014, the legislation of the Russian Federation has been significantly revised in order to prevent the misuse of low-tax jurisdictions for tax avoidance in the Russian Federation. Changes in the legislation set out the rules for the taxation of income of a foreign organization recognised as a controlled foreign corporation. The foreign organization is recognised as a controlled foreign corporation, if it is not a tax resident of the Russian Federation and the share of the controlling Russian entities or individuals in the organization is more than 25% (in some cases, more than 10%). Starting from the calculation of the profits of controlled foreign corporation for 2017 and beyond, the amount of non-taxable income of 10 million rubles is established. The Russian tax law also provides for certain conditions under which the income of controlled corporations qualifies as tax exempt. Starting 2016, the taxable income of the controlling party is increased by the profits of the controlled foreign corporation earned in the financial year ended prior to the reporting year.

Provision for legal claims

The Group is subject to various other lawsuits, claims and proceedings related to matters incidental to the Group’s business, licenses, tax positions. Accruals for probable cash outflows have been made based on an assessment of a combination of litigation and settlement strategies. It is possible that results of operations in any future period could be materially affected by changes in assumptions or by the actual effectiveness of such strategies.

Environmental contingencies

In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on the Group’s financial position and results of operations.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below or in the related accounting policy note. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Group.

In particular, the Group has identified a number of areas where significant estimates and assumptions are required. Further information on each of these areas and how they impact the various accounting policies are described with the associated accounting policy note within the related qualitative and quantitative note as described below.

Deferred tax assets and uncertain tax positions

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgment is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits and the existence of taxable temporary differences (Note 20). Various factors are considered to assess the probability of the future utilization of deferred tax assets for individual subsidiaries and for the consolidated group of taxpayers, including past operating results, operational plans for not longer than five years as this term is considered reliable and accurate for forecast, same assumptions for operational plans as used for determination of the expected future cash flows from the cash generating units, financial plans based on historical data and expectation built on the debt portfolio, terms of the expiration of tax losses carried forward depending on respective tax legislation, and tax planning strategies based on changes in tax regulation for tax losses offsetting for 2018-2020. If actual results differ from these estimates or if these estimates must be adjusted in future periods, the Group’s financial position, results of operations and cash flows may be affected. In the event that the assessment of future utilization of deferred tax assets must be changed, this effect is recognised in the consolidated statement of profit (loss) and other comprehensive income.

The carrying amount of deferred tax assets is reviewed at each reporting date and is adjusted to reflect the likelihood that the estimated taxable profit and taxable temporary differences will be sufficient to recover the asset in whole or in part.

Impairment of property, plant and equipment and other non-current assets

The Group assesses at each reporting date whether there is any indication that an asset may be impaired. If any such indication exists, the Group makes an estimate of the asset’s recoverable amount. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length for similar assets or observable market prices less incremental costs for disposing of the asset. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the assets.

Impairment is based on a large number of factors, such as changes in current competitive conditions, expectations of growth in the industry, changes in cost of capital, changes in the future availability of financing, technological obsolescence, and other changes in circumstances that indicate that impairment exists. The determination of the recoverable amount of a cash-generating unit involves the use of estimates by management. Methods used to determine the value in use include discounted cash flow-based methods, which require the Group to make an estimate of the expected future cash flows from the cash-generating unit and also to choose a suitable discount rate in order to calculate the present value of those cash flows. These estimates, including the methodologies used, may have a material impact on the value in use and, ultimately, the amount of any impairment (Note 18).

Impairment of goodwill

The Group determines whether goodwill is impaired at least on an annual basis and when circumstances indicate that the carrying value may be impaired. This requires an estimation of the value in use of the cash generating units to which the goodwill is allocated. Estimating the value in use requires the Group to make an estimate of the expected future cash flows from the cash-generating unit and also to choose a suitable discount rate in order to calculate the present value of those cash flows. More details of the assumptions used in estimating the value in use of the cash-generating units to which goodwill is allocated are provided in Note 18.

Useful lives of items of property, plant and equipment

The Group assesses the remaining useful lives of items of property, plant and equipment at least at each financial year end and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate in accordance with IAS 8. These estimates may have a material impact on the amount of the carrying values of property, plant and equipment and on depreciation expense for the period.

Mineral reserves

Mineral reserves and the associated mine plans are a material factor in the Group’s computation of depletion charge. Estimation of reserves involves some degree of uncertainty. The uncertainty depends mainly on the amount of reliable geological and engineering data available at the time of the estimate and the interpretation of this data, which also requires use of subjective judgment and development of assumptions. Mine plans are periodically updated which can have a material impact on the depletion charge for the period. More details are provided in Note 3(i).

Fair value of financial instruments

Where the fair value of financial assets and financial liabilities recorded in the consolidated statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flow models and other specific models. The inputs to these models are taken from observable markets where possible, but when these are not available, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as dividend yield, terms of redemption, liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments (Note 10).

Provisions

The outcomes of various legal proceedings, disputes and claims to the Group are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded or to be recorded for a matter that has not been previously recorded because it was not considered probable (Note 23).

Pensions and other post-employment benefits

The cost of defined benefit pension plans and other post-employment benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long-term nature, a defined benefit obligation and other long-term benefit plans are highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. More details are provided in Note 22.

Rehabilitation provisions

The Group reviews rehabilitation provisions at each reporting date and adjusts them to reflect the current best estimate. Rehabilitation provisions are recognised in the period in which they arise and are stated at the best estimate of the present value of estimated future costs. These estimates require extensive judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws and regulations and remediation practices. Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the rehabilitation provision and a corresponding adjustment to the asset to which it relates, if the initial estimate was originally recognised as part of an asset measured in accordance with IAS 16(Note 16).

Impairment of financial assets

The Group makes allowances for expected credit losses resulting from the expected inability of customers to make required payments. When evaluating the adequacy of an allowance for expected credit losses management bases its estimates on the current overall economic conditions, the ageing of accounts receivable balances, historicalwrite-off experience, debtor creditworthiness and changes in payment terms. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future (Note 13).

Determining net realisable value of inventories

The Group makes write-downs for obsolete and slow-moving raw materials and spare parts. In addition, finished goods of the Group are carried at net realisable value (Note 12). Estimates of net realisable value of finished goods are based on the most reliable evidence available at the time the estimates are made. These estimates take into consideration fluctuations of price or cost directly relating to events occurring subsequent to the end of the reporting period to the extent that such events confirm conditions existing at the end of the period.

For other judgments, estimates and assumptions and details refer to:

•	Mineral licenses (Note 3(i));

•	Property, plant and equipment (Note 3(j));

•	Deferred tax assets (Note 3(f));

•	Non-current assets held for sale and discontinued operations (Note 3(h));

•	Inventories (Note 3(p));

•	Impairment of non-current assets (Note 3(q));

•	Pensions and other post-employment benefits (Note 3(t));

•	Provisions (Note 3(s));

•	Fair value measurement (Note 3(d)).

Reclassifications and rounding
(v)	Reclassifications and rounding

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated statement of financial position, consolidated statement of profit (loss) and other comprehensive income, consolidated statement of cash flows and notes to the consolidated financial statements and have no impact on net income or equity.

All amounts disclosed in these consolidated financial statements and notes have been rounded to the nearest millions of Russian rubles units unless otherwise stated.

New and amended standards and interpretations adopted by the Group
(w)	New and amended standards and interpretations adopted by the Group

The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2018. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The nature and the effect of these changes are described below.

The Group applies for the first time IFRS 15 and IFRS 9 that require restatement of previous financial statements.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts (“IAS 11”), IAS 18 Revenue (“IAS 18”) and related Interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The Group has initially adopted IFRS 15 from January 1, 2018 using the full retrospective method.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

Based on the results of the Group’s final assessment, the effect of adoption of IFRS 15 on revenue recognition is not significant to the Group’s consolidated financial statements.

IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”) for annual periods beginning on or after January 1, 2018.

Changes in the accounting policies resulting from the adoption of IFRS 9 have been applied as of January 1, 2018, with no restatement of comparative information. Consequently, the difference between the carrying amount of financial instruments under IAS 39 and the carrying amount under IFRS 9, related to debt restructurings accounted for as debt modifications, was recognised in the opening retained earnings (accumulated deficit). The impact of IFRS 9 adoption as of January 1, 2018 is as follows:

•	Increase in loans and borrowings amounted to RUB 2,551 million;

•	Decrease in deferred tax liabilities amounted to RUB 862 million;

•	The corresponding decrease in accumulated deficit and non-controlling interests amounted to RUB 1,684 million and RUB 5 million, respectively.

Effect from the changes in accounting policy upon adoption of other aspects of IFRS 9 was not significant.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation does not have any impact on the Group’s consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures (“IAS 28”) — Clarification that measuring investees at fair value through profit or loss is an investment-by-investment choice

The amendments clarify that an entity that is a venture capital organisation, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. If an entity that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, then it may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which: (a) the investment entity associate or joint venture is initially recognised; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent. These amendments do not have any impact on the Group’s consolidated financial statements.

Standards issued but not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are discussed below. The Group intends to adopt these standards and amendments, if applicable, when they become effective.

IFRS 16 Leases

IFRS 16 Leases (“IFRS 16”) was issued in January 2016 and it replaces IAS 17 Leases (“IAS 17”), IFRIC 4 Determining whether an Arrangement contains a Lease (“IFRIC 4”), SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees — leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor’s accounting under IFRS 16, which becomes effective for annual periods beginning on or after January 1, 2019, is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

The Group plans to adopt IFRS 16 from January 1, 2019 retrospectively with a cumulative effect recognised at the date of initial application. The right-of use assets would be measured at the amount equal to the lease liability adjusted for the amount of any prepaid or accrued lease payments relating to that lease recognised in the balance sheet as of December 31, 2018. The Group will apply the standard to contracts that were previously identified as leases applying IAS 17 and IFRIC 4. The Group will use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application. Also, the Group uses the following practical expedient: direct costs are excluded from the measurement of the right-of-use asset at the date of initial application. The Group’s weighted average incremental borrowing rate applied to lease liabilities is 9.17% as of January 1, 2019.

In previous years and in 2018, the majority of the Group’s outstanding short-term and long-term lease agreements were cancellable. IAS 17 requires disclosing operating lease commitments for non-cancellable leases only, while under IFRS 16 the Group is also required to include in lease liabilities the payments relating to the term periods covered by an option to terminate the lease if the lessee is reasonably certain not excercise that option.

Impact on the consolidated statement of financial position (increase/(decrease)) as of January 1, 2019:

Millions of Russian rubles
Assets
Property, plant and equipment (right-of-use assets)	2,636
Deferred tax asset	28

Total assets	2,664

Liabilities
Non-current lease liabilities	3,099
Current lease liabilities	111

Total liabilities	3,210

Net impact on equity	(546)

On adoption of IFRS 16, the Group will recognise lease liabilities in relation to leases which had previously been classified as operating lease under the principles of IAS 17. These liabilities will be measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019.

IFRIC 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately;

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates;

•	How an entity considers changes in facts and circumstances.

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group will apply interpretation from its effective date. Since the Group operates in a complex multinational tax environment, applying the Interpretation may affect its consolidated financial statements and the required disclosures. In addition, the Group may need to establish processes and procedures to obtain information that is necessary to apply the Interpretation on a timely basis.

Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognised in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognised only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Group will apply these amendments when they are effective.

Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 Plan Amendment, Curtailment or Settlement (“IAS 19”) address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

•

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event

•

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income.

The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019, with early application permitted. These amendments will apply only to any future plan amendments, curtailments, or settlements of the Group.

Amendments to IAS 28: Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognised as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28.

The amendments should be applied retrospectively and are effective from January 1, 2019, with early application permitted. The Group does not expect any effect on its consolidated financial statements.

Amendments to IFRS 3 Business Combinations

The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, with early application permitted. These amendments will apply on future business combinations of the Group.

Amendments to IAS 1 and IAS8: Definition of Material

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The amendments clarify that materiality will depend on the nature or magnitude of information, or both.

The amendment should be applied perspectively and is effective for annual reporting periods beginning on or after January 1, 2020. The Group does not expect significant effect on its consolidated financial statements.

Annual Improvements 2015-2017 Cycle (issued in December 2017)

These improvements include:

IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments will apply on future business combinations of the Group.

IFRS 11 Joint Arrangements

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.

An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments are currently not applicable to the Group but may apply to future transactions.

IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.

An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. Since the Group’s current practice is in line with these amendments, the Group does not expect any effect on its consolidated financial statements.

IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. Since the Group’s current practice is in line with these amendments, the Group does not expect any effect on its consolidated financial statements.